Accrued Expenses and Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Payables And Accruals [Abstract]
Accrued payroll and bonus	$ 4,032	$ 3,753
Other taxes payable	1,756	1,964
Social insurance withholding	725	695
Provision for warranty	310	250	230
Others	6,311	5,643
Accrued expenses and other current liabilities	$ 13,134	$ 12,305